TrueShares Sub-Advised ETFs

Polen Dividend Income ETF* (NYSE Arca, Inc.: DIVZ)
RiverNorth Enhanced Pre-Merger SPAC ETF (Cboe BZX Exchange, Inc.: SPCZ)
RiverNorth Patriot ETF (Cboe BZX Exchange, Inc.: FLDZ)
TrueShares Active Yield ETF** (NASDAQ Stock Market, LLC: ERNZ)
TrueShares Eagle Global Renewable Energy Income ETF (NYSE Arca, Inc.: RNWZ)
TrueShares Technology, AI & Deep Learning ETF (NYSE Arca, Inc.: LRNZ)

Schedules of Investments
March 31, 2026

*	Effective February 8, 2026, the name of the Fund was changed from The Opal Dividend Income ETF to Polen Dividend Income ETF.
**	The Board of Trustees of Elevation Series Trust determined to liquidate TrueShares Active Yield ETF. The last day of trading in the Fund on the NASDAQ Stock Market, LLC was March 24, 2026.

Polen Dividend Income ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.75%
Consumer Discretionary Products - 1.99%
Lennar Corp., Class A	53,032	$4,605,299

Consumer Staple Products - 19.69%
Altria Group, Inc.	75,770	5,000,062
British American Tobacco PLC - Sponsored ADR	145,343	8,498,205
Hershey Co.	42,634	8,863,182
PepsiCo, Inc.	43,560	6,764,432
Philip Morris International, Inc.	74,505	12,318,657
The Procter & Gamble Co.	29,083	4,200,749
		45,645,287
Financial Services - 5.91%
CME Group, Inc.	33,110	9,779,038
Goldman Sachs Group, Inc.	4,624	3,911,858
		13,690,896
Health Care - 12.85%
AbbVie, Inc.	32,207	7,004,701
Cigna Group	25,801	6,882,417
Johnson & Johnson	44,200	10,804,248
UnitedHealth Group, Inc.	18,777	5,080,868
		29,772,234
Industrial Services - 4.24%
United Parcel Service, Inc., Class B	99,936	9,831,704

Insurance - 2.84%
American International Group, Inc.	87,413	6,577,828

Oil & Gas - 19.01%
Chevron Corp.	77,198	15,972,266
Devon Energy Corp.	109,679	5,519,047
Enbridge, Inc.	137,405	7,439,107
Kinder Morgan, Inc.	184,905	6,199,865
Valero Energy Corp.	36,104	8,920,576
		44,050,861
Retail & Wholesale - Discretionary - 2.59%
Home Depot, Inc.	18,290	6,015,398

Telecommunications - 6.22%
Verizon Communications, Inc.	286,967	14,405,744
	Shares	Value
COMMON STOCKS - 92.75% (continued)
Utilities - 17.41%
American Electric Power Co., Inc.	61,038	$8,000,861
Atmos Energy Corp.	33,313	6,153,577
Brookfield Infrastructure Corp., Class A	148,599	5,872,633
Dominion Energy, Inc.	140,937	8,712,725
NextEra Energy, Inc.	125,057	11,615,294
		40,355,090

TOTAL COMMON STOCKS
(Cost $193,550,046)		214,950,341

	Shares	Value
LIMITED PARTNERSHIPS - 5.70%
Oil & Gas - 5.70%
MPLX LP	231,535	13,213,703

TOTAL LIMITED PARTNERSHIPS
(Cost $11,493,720)		13,213,703

	Shares	Value
MONEY MARKET FUNDS - 1.47%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(a)	3,411,680	3,411,680

TOTAL MONEY MARKET FUNDS
(Cost $3,411,680)		3,411,680

TOTAL INVESTMENTS - 99.92%
(Cost $208,455,446)		$231,575,724

Other Assets in Excess of Liabilities - 0.08%		191,843

NET ASSETS - 100.00%		$231,767,567

(a)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

LP – Limited Partnership

PLC - Public Limited Company

See Notes to Schedules of Investments.

2

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 95.37%(a)
A Paradise Acquisition Corp., Class A	9,512	$96,737
Activate Energy Acquisition Corp.	15,000	148,350
Aldel Financial II, Inc.	9,023	95,373
Alussa Energy Acquisition Corp. II	9,510	94,910
Armada Acquisition Corp. II, Class A	2,256	23,259
BHAV Acquisition Corp.	10,000	99,700
Bitcoin Infrastructure Acquisition Corp. Ltd.	15,000	148,500
Blue Water Acquisition Corp. IV	10,000	99,200
BTC Development Corp.	4,756	47,513
Centurion Acquisition Corp.	8,923	96,145
Charlton Aria Acquisition Corp., Class A	4,513	47,702
CN Healthy Food Tech Group Corp.	2,311	12,734
CO2 Energy Transition Corp.	7,734	80,202
Copley Acquisition Corp., Class A	2,256	23,282
CSLM Digital Asset Acquisition Corp. III Ltd.	9,512	95,501
D Boral ARC Acquisition I Corp.	9,512	96,262
Daedalus Special Acquisition Corp.	5,000	50,150
EQV Ventures Acquisition Corp. II, Class A	14,437	145,669
Evolution Global Acquisition Corp.	3,044	30,379
Fact II Acquisition Corp.	9,023	94,787
Fifth Era Acquisition Corp. I, Class A	2,372	24,432
Future Money Acquisition Corp.	10,000	99,800
Gesher Acquisition Corp. II, Class A	2,256	23,372
GigCapital8 Corp.	9,512	94,835
GigCapital9 Corp.	11,500	115,460
Globa Terra Acquisition Corp., Class A	4,109	42,117
GP-Act III Acquisition Corp., Class A	16,017	173,624
Graf Global Corp.	18,048	193,294
Hall Chadwick Acquisition Corp.	14,268	141,681
HCM III Acquisition Corp.	6,667	67,337
Hennessy Capital Investment Corp. VII	9,024	93,398
Invest Green Acquisition Corp.	14,268	141,824
Jackson Acquisition Co. II, Class A	4,513	47,793
K&F Growth Acquisition Corp. II, Class A	4,513	47,116
Lafayette Digital Acquisition Corp. I	15,000	147,900
Launch One Acquisition Corp.	4,513	48,425
Launch Two Acquisition Corp.	9,024	95,835
Legato Merger Corp. III	18,096	198,875
Legato Merger Corp. IV	15,000	149,700
Lionheart Holdings	7,523	80,872
M3-Brigade Acquisition VI Corp.	9,512	95,691
Maywood Acquisition Corp., Class A	1,881	19,562
Melar Acquisition Corp. I	7,936	85,629
Mountain Lake Acquisition Corp. II	11,500	114,195
Newbury Street II Acquisition Corp., Class A	4,513	47,567
NewHold Investment Corp. III, Class A	2,239	23,263
Plum Acquisition Corp. IV	7,356	77,679
Quantumsphere Acquisition Corp.	9,512	96,261
Quartzsea Acquisition Corp.	2,256	23,417
Range Capital Acquisition Corp. II	9,512	95,120
Rising Dragon Acquisition Corp.(b)	9,487	99,044
Rithm Acquisition Corp.	1,027	10,681
SC II Acquisition Corp.	14,780	147,504
Siddhi Acquisition Corp., Class A	2,256	23,417
Silver Pegasus Acquisition Corp., Class A	9,513	96,747
SIM Acquisition Corp. I, Class A	4,513	48,425
Solarius Capital Acquisition Corp., Class A	15,220	154,940
	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 95.37%(a) (continued)
Space Asset Acquisition Corp.	9,200	$93,610
Spring Valley Acquisition Corp. III	9,510	96,622
StoneBridge Acquisition II Corp.	9,417	94,641
SUMA Acquisition Corp.	15,000	150,300
United Acquisition Corp. I	15,000	147,000
UY Scuti Acquisition Corp.(b)	2,820	29,384
Viking Acquisition Corp. I	9,510	94,434
X3 Acquisition Corp. Ltd.	10,000	99,400

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS)
(Cost $5,521,046)		5,718,578

	Shares	Value
RIGHTS - 1.09%(a)
A Paradise Acquisition Corp., Class A
Subscription Price $10.00, Expires 7/31/2027	10,000	4,518
A SPAC III Acquisition Corp., Class A
Subscription Price $10.00, Expires 11/12/2026	4,744	936
Aimei Health Technology Co. Ltd.
Subscription Price $10.00, Expires 11/17/2028	14,391	4,620
Artius II Acquisition, Inc., Class A
Subscription Price $10.00, Expires 2/14/2027	2,372	646
Bayview Acquisition Corp.
Subscription Price $10.00, Expires 6/15/2026	7,251	1,216
Black Hawk Acquisition Corp.
Subscription Price $10.00, Expires 12/22/2026	3,951	5,334
Cal Redwood Acquisition Corp.
Subscription Price $10.00, Expires 5/15/2030	2,372	474
ChampionsGate Acquisition Corp.
Subscription Price $10.00, Expires 5/14/2030	886	158
Charlton Aria Acquisition Corp., Class A
Subscription Price $10.00, Expires 12/31/2026	5,000	775
CO2 Energy Transition Corp.
Subscription Price $10.00, Expires 11/22/2026	8,131	1,382
Columbus Acquisition Corp.
Subscription Price $10.00, Expires 1/22/2027	2,372	854
DT Cloud Star Acquisition Corp.
Subscription Price $10.00, Expires 7/9/2029	5,000	868
EGH Acquisition Corp.
Subscription Price $10.00, Expires 5/11/2027	2,372	723
ESH Acquisition Corp.
Subscription Price $10.00, Expires 6/13/2028	19,934	3,200
Eureka Acquisition Corp.
Subscription Price $10.00, Expires 7/3/2026	2,254	947

See Notes to Schedules of Investments.

3

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

	Shares	Value
RIGHTS - 1.09%(a) (continued)
Fifth Era Acquisition Corp. I, Class A
Subscription Price $10.00, Expires 2/21/2030	2,372	$667
Flag Ship Acquisition Corp.
Subscription Price $10.00, Expires 6/30/2026	8,679	956
GigCapital8 Corp.
Subscription Price $10.00, Expires 9/30/2030	9,512	2,754
Globa Terra Acquisition Corp., Class A
Subscription Price $10.00, Expires 6/17/2030	4,320	497
Hall Chadwick Acquisition Corp.
Subscription Price $10.00, Expires 11/20/2030	14,268	3,282
Hennessy Capital Investment Corp. VII
Subscription Price $10.00, Expires 1/17/2030	9,487	2,704
IB Acquisition Corp.
Subscription Price $10.00, Expires 9/28/2026	4,998	519
Inflection Point Acquisition Corp. III
Subscription Price $10.00, Expires 4/28/2027	1,483	512
Invest Green Acquisition Corp.
Subscription Price $10.00, Expires 11/17/2030	14,268	2,426
Jackson Acquisition Co. II, Class A
Subscription Price $10.00, Expires 12/11/2026	4,744	833
K&F Growth Acquisition Corp. II, Class A
Subscription Price $10.00, Expires 11/6/2026	4,744	674
Kochav Defense Acquisition Corp.
Subscription Price $10.00, Expires 5/29/2027	2,372	546
Maywood Acquisition Corp., Class A
Subscription Price $10.00, Expires 8/14/2026	1,977	1,166
Oak Woods Acquisition Corp.
Subscription Price $10.00, Expires 3/23/2028	19,934	3,588
Oyster Enterprises II Acquisition Corp.
Subscription Price $10.00, Expires 5/22/2030	2,372	403
Quantumsphere Acquisition Corp.
Subscription Price $10.00, Expires 8/6/2030	9,512	2,141
Quartzsea Acquisition Corp.
Subscription Price $10.00, Expires 2/18/2030	2,372	326
Quetta Acquisition Corp.
Subscription Price $10.00, Expires 10/10/2026	1,994	2,951
RF Acquisition Corp. II
Subscription Price $10.00, Expires 5/1/2026	8,065	968
Rising Dragon Acquisition Corp.
Subscription Price $10.00, Expires 11/15/2028	10,000	1,900
	Shares	Value
RIGHTS - 1.09%(a) (continued)
SC II Acquisition Corp.
Subscription Price $10.00, Expires 11/26/2030	14,780	$3,215
Siddhi Acquisition Corp., Class A
Subscription Price $10.00, Expires 9/15/2029	2,372	503
Silver Pegasus Acquisition Corp., Class A
Subscription Price $10.00, Expires 6/26/2030	10,001	2,600
Sizzle Acquisition Corp. II
Subscription Price $10.00, Expires 4/2/2030	2,372	470
Soulpower Acquisition Corp.
Subscription Price $10.00, Expires 3/31/2026	2,135	384
StoneBridge Acquisition II Corp.
Subscription Price $10.00, Expires 9/9/2030	9,417	1,178
Thayer Ventures Acquisition Corp. II
Subscription Price $10.00, Expires 5/15/2030	1,897	332
UY Scuti Acquisition Corp.
Subscription Price $10.00, Expires 3/3/2030	2,965	430

TOTAL RIGHTS
(Cost $59,173)		65,576

	Shares	Value
WARRANTS - 1.22%(a)
Activate Energy Acquisition Corp.
Exercise Price $11.50, Expires 1/26/2031	7,500	2,287
Alchemy Investments Acquisition Corp. 1
Exercise Price $11.50, Expires 6/26/2028	2,758	441
Aldel Financial II, Inc.
Exercise Price $11.50, Expires 10/10/2029	4,743	1,518
Alussa Energy Acquisition Corp. II
Exercise Price $11.50, Expires 11/13/2030	3,170	1,268
Archimedes Tech SPAC Partners II Co.
Exercise Price $11.50, Expires 10/15/2029	1,067	544
Armada Acquisition Corp. II, Class A
Exercise Price $11.50, Expires 5/20/2030	1,186	712
Berto Acquisition Corp.
Exercise Price $11.50, Expires 4/28/2030	519	148
Bitcoin Infrastructure Acquisition Corp. Ltd.
Exercise Price $11.50, Expires 12/1/2030	7,500	2,227
BTC Development Corp.
Exercise Price $11.50, Expires 8/19/2030	1,189	559

See Notes to Schedules of Investments.

4

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

	Shares	Value
WARRANTS - 1.22%(a) (continued)
Centurion Acquisition Corp.
Exercise Price $11.50, Expires 8/1/2029	4,944	$611
CN Healthy Food Tech Group Corp.
Exercise Price $11.50, Expires 2/16/2029	12,150	1,106
CO2 Energy Transition Corp.
Exercise Price $11.50, Expires 8/17/2028	8,131	741
Copley Acquisition Corp., Class A
Exercise Price $11.50, Expires 5/23/2030	1,186	178
CSLM Digital Asset Acquisition Corp. III Ltd.
Exercise Price $11.50, Expires 9/19/2030	4,756	1,189
D Boral ARC Acquisition I Corp.
Exercise Price $11.50, Expires 5/6/2030	5,000	2,800
Digital Asset Acquisition Corp.
Exercise Price $11.50, Expires 3/17/2030	593	223
Dune Acquisition Corp. II
Exercise Price $11.50, Expires 6/12/2030	1,332	360
Dynamix Corp.
Exercise Price $11.50, Expires 12/6/2029	5,000	3,800
EQV Ventures Acquisition Corp. II, Class A
Exercise Price $11.50, Expires 6/30/2026	5,059	1,569
Evolution Global Acquisition Corp.
Exercise Price $11.50, Expires 11/7/2030	1,522	563
Fact II Acquisition Corp.
Exercise Price $11.50, Expires 12/20/2029	4,743	1,897
Four Leaf Acquisition Corp.
Exercise Price $11.50, Expires 5/12/2028	19,934	2
Gesher Acquisition Corp. II, Class A
Exercise Price $11.50, Expires 3/12/2030	1,186	301
GIBO Holdings Ltd.
Exercise Price $11.50, Expires 5/8/2030	9,967	270
Globa Terra Acquisition Corp., Class A
Exercise Price $11.50, Expires 4/17/2030	3,240	413
Goal Acquisitions Corp.
Exercise Price $11.50, Expires 7/31/2027	2,463	0
Gores Holdings X, Inc.
Exercise Price $11.50, Expires 6/20/2031	296	148
GP-Act III Acquisition Corp., Class A
Exercise Price $11.50, Expires 12/31/2027	8,874	1,421
	Shares	Value
WARRANTS - 1.22%(a) (continued)
Graf Global Corp.
Exercise Price $11.50, Expires 8/7/2029	10,000	$1,299
Haymaker Acquisition Corp. 4
Exercise Price $11.50, Expires 9/12/2028	2,397	7,071
HCM III Acquisition Corp.
Exercise Price $11.50, Expires 7/31/2030	2,222	1,064
Horizon Space Acquisition I Corp.
Exercise Price $11.50, Expires 1/26/2028	3,101	91
Israel Acquisitions Corp.
Exercise Price $11.50, Expires 2/28/2028	4,661	396
Jaws Mustang Acquisition Corp.
Exercise Price $11.50, Expires 6/1/2030	1,780	67
Keen Vision Acquisition Corp.
Exercise Price $11.50, Expires 9/15/2028	10,401	314
Lafayette Digital Acquisition Corp. I
Exercise Price $11.50, Expires 2/3/2031	3,750	988
Launch One Acquisition Corp.
Exercise Price $11.50, Expires 8/29/2029	2,500	349
Launch Two Acquisition Corp.
Exercise Price $11.50, Expires 11/26/2029	5,000	780
Legato Merger Corp. III
Exercise Price $11.50, Expires 3/28/2029	10,026	5,013
Lionheart Holdings
Exercise Price $11.50, Expires 8/9/2029	4,168	500
Live Oak Acquisition Corp. V
Exercise Price $11.50, Expires 4/17/2030	1,186	1,720
M3-Brigade Acquisition V Corp., Class A
Exercise Price $11.50, Expires 9/23/2030	5,000	1,499
M3-Brigade Acquisition VI Corp.
Exercise Price $11.50, Expires 8/5/2030	3,170	1,094
Melar Acquisition Corp. I
Exercise Price $11.50, Expires 6/1/2031	4,397	550
Namib Minerals
Exercise Price $11.50, Expires 6/5/2030	3,542	478
New Providence Acquisition Corp. III, Class A
Exercise Price $11.50, Expires 4/24/2030	790	151
Newbury Street II Acquisition Corp., Class A
Exercise Price $11.50, Expires 12/27/2029	2,372	498

See Notes to Schedules of Investments.

5

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

	Shares	Value
WARRANTS - 1.22%(a) (continued)
NewHold Investment Corp. III, Class
A Exercise Price $11.50, Expires 4/17/2030	1,186	$534
Oak Woods Acquisition Corp.
Exercise Price $11.50, Expires 5/17/2028	19,934	321
Plum Acquisition Corp. IV
Exercise Price $11.50, Expires 1/30/2030	4,150	2,031
Polibeli Group Ltd.
Exercise Price $11.50, Expires 6/23/2030	4,018	375
Presidio Production Co.
Exercise Price $11.50, Expires 7/1/2031	3,333	2,700
ProCap Acquisition Corp.
Exercise Price $11.50, Expires 5/13/2030	316	95
Procap Financial, Inc.
Exercise Price $11.50, Expires 12/31/2030	593	168
Range Capital Acquisition Corp. II
Exercise Price $11.50, Expires 9/16/2030	4,756	1,569
Real Asset Acquisition Corp.
Exercise Price $11.50, Expires 6/2/2030	1,186	1,571
Republic Digital Acquisition Co.
Exercise Price $11.50, Expires 5/1/2030	593	261
Rithm Acquisition Corp.
Exercise Price $11.50, Expires 4/11/2030	395	246
SIM Acquisition Corp. I, Class A
Exercise Price $11.50, Expires 8/28/2029	2,500	783
Solarius Capital Acquisition Corp.
Exercise Price $11.50, Expires 7/16/2030	8,000	1,802
Spark I Acquisition Corp.
Exercise Price $11.50, Expires 11/27/2028	9,967	1,794
Spring Valley Acquisition Corp. III
Exercise Price $11.50, Expires 9/30/2030	3,170	3,297
Stellar V Capital Corp.
Exercise Price $11.50, Expires 3/24/2030	1,186	321
Texas Ventures Acquisition III Corp.
Exercise Price $11.50, Expires 5/15/2031	1,186	569
Titan Acquisition Corp.
Exercise Price $11.50, Expires 6/2/2030	1,186	332
United Acquisition Corp. I
Exercise Price $11.50, Expires 12/19/2030	3,750	1,594
Viking Acquisition Corp. I
Exercise Price $11.50, Expires 11/3/2030	3,170	985
	Shares	Value
WARRANTS - 1.22%(a) (continued)
Youlife Group, Inc.
Exercise Price $11.50, Expires 3/30/2028	8,873	$985

TOTAL WARRANTS
(Cost $63,853)		73,551

	Shares	Value
MONEY MARKET FUNDS - 2.32%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(c)	138,890	138,890

TOTAL MONEY MARKET FUNDS
(Cost $138,890)		138,890

TOTAL INVESTMENTS - 100.00%
(Cost $5,782,962)		$5,996,595

Liabilities in Excess of Other Assets – 0.00%(d)		(242)

NET ASSETS - 100.00%		$5,996,353

(a)	Non-income producing security.
(b)	The Fund has tendered its investment in the security pursuant to a tender offer, which has not closed as of March 31, 2026, and the final settlement date had not been announced. Accordingly, the security continues to be reflected as an investment at its fair value as of period-end.
(c)	Rate disclosed is a 7-Day Yield as of March 31, 2026.
(d)	Less than 0.005%.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

6

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.80%
Banking - 7.07%
Ameris Bancorp	77	$6,005
BOK Financial Corp.	65	8,324
Central BanCo, Inc., Class A	328	7,856
Citizens Financial Group, Inc.	128	7,676
Columbia Banking System, Inc.	277	7,598
Commerce Bancshares, Inc.	155	7,626
Cullen/Frost Bankers, Inc.	51	6,991
East West Bancorp, Inc.	77	8,220
Fifth Third Bancorp	164	7,619
First Citizens BancShares, Inc., Class A	3	5,654
First Horizon Corp.	341	7,761
Flagstar Bank NA	443	5,834
FNB Corp.	460	7,691
Glacier Bancorp, Inc.	166	7,415
Hancock Whitney Corp.	89	5,659
Home BancShares, Inc.	219	5,898
Huntington Bancshares, Inc.	498	7,794
KeyCorp	383	7,679
M&T Bank Corp.	38	7,855
Old National Bancorp	360	7,956
Pinnacle Financial Partners, Inc.	90	7,753
PNC Financial Services Group, Inc.	52	10,821
Prosperity Bancshares, Inc.	115	7,726
Regions Financial Corp.	298	7,784
SouthState Bank Corp.	91	8,419
Truist Financial Corp.	166	7,631
UMB Financial Corp.	63	7,106
United Bankshares, Inc.	140	5,799
US Bancorp	181	9,414
Valley National Bancorp	628	7,712
Webster Financial Corp.	116	8,053
Wells Fargo & Co.	116	9,235
Western Alliance Bancorp	114	8,077
Wintrust Financial Corp.	52	7,225
Zions Bancorp NA	140	8,067
		265,933
Consumer Discretionary Products - 2.55%
DR Horton, Inc.	101	13,859
Lennar Corp., Class A	155	13,460
NVR, Inc.(a)	2	13,180
PulteGroup, Inc.	127	14,937
Rivian Automotive, Inc., Class A(a)	937	14,102
Taylor Morrison Home Corp.(a)	216	12,580
Toll Brothers, Inc.	101	13,783
		95,901
Consumer Discretionary Services - 5.25%
Boyd Gaming Corp.	180	14,792
Brinker International, Inc.(a)	102	14,563
Caesars Entertainment, Inc.(a)	481	12,713
Cava Group, Inc.(a)	168	13,591
Chipotle Mexican Grill, Inc., Class A(a)	441	14,116
Churchill Downs, Inc.	168	15,091
Darden Restaurants, Inc.	67	13,135
DraftKings, Inc., Class A(a)	632	13,664
Dutch Bros, Inc., Class A(a)	274	13,881
Madison Square Garden Sports Corp.(a)	52	16,713
	Shares	Value
COMMON STOCKS - 97.80% (continued)
Consumer Discretionary Services - 5.25% (continued)
Planet Fitness, Inc., Class A(a)	195	$14,504
Service Corp. Intl.	195	16,090
Texas Roadhouse, Inc.	81	13,376
Wingstop, Inc.	72	11,158
		197,387
Consumer Staple Products - 1.56%
Altria Group, Inc.	248	16,366
Coca-Cola Consolidated, Inc.	72	13,805
Constellation Brands, Inc., Class A	89	13,350
The Campbell's Co.	682	15,188
		58,709
Financial Services - 4.96%
AGNC Investment Corp.	770	7,723
Ally Financial, Inc.	192	7,532
Ameriprise Financial, Inc.	12	5,333
Annaly Capital Management, Inc.	360	7,614
Ares Management Corp., Class A	79	8,619
Blue Owl Capital, Inc., Class A	852	7,779
Capital One Financial Corp.	52	9,486
Charles Schwab Corp.	104	9,774
Circle Internet Group, Inc.(a)	80	7,633
Enact Holdings, Inc.	196	7,999
Federal National Mortgage Association(a)	1,374	9,975
Fidelity National Financial, Inc.	179	8,302
Jack Henry & Associates, Inc.	55	8,692
LPL Financial Holdings, Inc.	26	7,821
MGIC Investment Corp.	221	5,801
OneMain Holdings, Inc.	140	7,489
Piper Sandler Cos.	187	14,315
Riot Platforms, Inc.(a)	411	5,080
Robinhood Markets, Inc., Class A(a)	108	7,484
Synchrony Financial	117	7,958
T Rowe Price Group, Inc.	90	8,113
TPG, Inc., Class A	200	8,102
Voya Financial, Inc.	118	8,062
		186,686
Health Care - 10.79%
Arrowhead Pharmaceuticals, Inc.(a)	265	16,615
Axsome Therapeutics, Inc.(a)	94	15,888
BrightSpring Health Services, Inc.(a)	340	14,487
Cardinal Health, Inc.	67	14,158
Caris Life Sciences, Inc.(a)	668	11,944
Centene Corp.(a)	444	14,537
Chemed Corp.	41	15,487
Cigna Group	66	17,605
CVS Health Corp.	225	16,160
Elevance Health, Inc.	54	15,808
Ensign Group, Inc.	79	15,919
HCA Healthcare, Inc.	41	19,403
HealthEquity, Inc.(a)	184	15,377
Humana, Inc.	91	15,778
Ionis Pharmaceuticals, Inc.(a)	216	16,219
Krystal Biotech, Inc.(a)	53	13,691

See Notes to Schedules of Investments.

7

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 97.80% (continued)
Health Care - 10.79% (continued)
Madrigal Pharmaceuticals, Inc.(a)	40	$20,939
McKesson Corp.	14	12,115
Molina Healthcare, Inc.(a)	109	14,530
Natera, Inc.(a)	80	15,999
Neurocrine Biosciences, Inc.(a)	121	15,941
PACS Group, Inc.(a)	382	12,270
Quest Diagnostics, Inc.	79	15,482
Tenet Healthcare Corp.(a)	81	15,286
United Therapeutics Corp.(a)	27	16,010
UnitedHealth Group, Inc.	67	18,130
		405,778
Industrial Products - 1.50%
AAON, Inc.	178	14,730
Huntington Ingalls Industries, Inc.	41	15,576
Karman Holdings, Inc.(a)	141	11,287
Symbotic, Inc., Class A(a)	277	14,736
		56,329
Industrial Services - 9.04%
Comfort Systems USA, Inc.	12	16,548
Construction Partners, Inc., Class A(a)	114	12,668
Core & Main, Inc., Class A(a)	287	14,178
CSX Corp.	425	17,446
Dycom Industries, Inc.(a)	37	12,536
EMCOR Group, Inc.	25	18,458
Everus Construction Group, Inc.(a)	123	14,521
Granite Construction, Inc.	100	11,988
IES Holdings, Inc.(a)	36	17,153
Installed Building Products, Inc.	50	13,258
JB Hunt Transport Services, Inc.	77	16,316
Kirby Corp.(a)	102	13,554
Knight-Swift Transportation Holdings, Inc., Class A	266	15,316
Landstar System, Inc.	75	12,023
MasTec, Inc.(a)	50	16,087
Norfolk Southern Corp.	52	14,924
Old Dominion Freight Line, Inc.	77	15,046
Primoris Services Corp.	101	14,447
Republic Services, Inc.	80	17,522
Saia, Inc.(a)	37	12,997
SiteOne Landscape Supply, Inc.(a)	111	14,775
Southwest Airlines Co.	362	13,600
Sterling Infrastructure, Inc.(a)	36	14,662
		340,023
Insurance - 2.93%
Allstate Corp.	39	8,086
American Financial Group, Inc.	65	8,301
Cincinnati Financial Corp.	53	8,340
Equitable Holdings, Inc.	209	7,756
Erie Indemnity Co., Class A	25	6,283
Globe Life, Inc.	53	7,376
Hanover Insurance Group, Inc.	38	6,587
Jackson Financial, Inc., Class A	77	8,140
Kinsale Capital Group, Inc.	27	9,225
	Shares	Value
COMMON STOCKS - 97.80% (continued)
Insurance - 2.93% (continued)
Lincoln National Corp.	217	$7,703
Loews Corp.	78	8,326
Old Republic International Corp.	192	7,661
Progressive Corp.	53	10,507
RLI Corp.	106	6,046
		110,337
Materials - 1.85%
Eagle Materials, Inc.	75	14,209
Martin Marietta Materials, Inc.	25	14,717
MP Materials Corp.(a)	282	13,609
Packaging Corp. of America	64	13,582
Vulcan Materials Co.	50	13,615
		69,732
Media - 3.68%
Charter Communications, Inc., Class A(a)	63	13,601
Fox Corp., Class A	247	14,425
Lyft, Inc., Class A(a)	974	12,954
Maplebear, Inc.(a)	400	14,984
New York Times Co., Class A	178	14,904
Nexstar Media Group, Inc.	66	11,935
Roku, Inc.(a)	152	14,382
Sirius XM Holdings, Inc.	639	14,748
Versant Media Group, Inc.(a)	351	12,994
Zillow Group, Inc., Class C(a)	327	13,531
		138,458
Oil & Gas - 10.39%
Antero Midstream Corp.	624	14,227
Antero Resources Corp.(a)	339	14,387
Archrock, Inc.	388	13,502
California Resources Corp.	191	13,221
Chord Energy Corp.	101	14,360
CNX Resources Corp.(a)	355	13,685
Comstock Resources, Inc.(a)	690	14,545
Coterra Energy, Inc.	423	14,864
Devon Energy Corp.	294	14,794
Diamondback Energy, Inc.	76	15,032
EOG Resources, Inc.	115	16,626
EQT Corp.	220	14,001
Expand Energy Corp.	129	14,162
Hess Midstream LP, Class A	309	12,011
HF Sinclair Corp.	231	14,412
Kinder Morgan, Inc.	483	16,195
Magnolia Oil & Gas Corp.	400	12,628
Marathon Petroleum Corp., Class A	62	15,139
Matador Resources Co.	239	15,100
Murphy USA, Inc.	26	12,843
ONEOK, Inc.	179	16,180
Permian Resources Corp.	704	15,009
Range Resources Corp.	321	14,503
SM Energy Co.	472	14,717
Targa Resources Corp.	63	15,796
Texas Pacific Land Corp.	12	5,695
Viper Energy, Inc., Class A	158	7,425

See Notes to Schedules of Investments.

8

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 97.80% (continued)
Oil & Gas - 10.39% (continued)
Williams Cos., Inc.	217	$15,793
		390,852
Real Estate - 7.80%
Agree Realty Corp.	107	8,066
Alexandria Real Estate Equities, Inc.	155	7,195
American Healthcare REIT, Inc.	159	7,498
American Homes 4 Rent, Class A	274	7,650
AvalonBay Communities, Inc.	52	8,494
BXP, Inc.	142	7,370
Brixmor Property Group, Inc.	260	7,488
Camden Property Trust	79	7,715
CareTrust REIT, Inc.	205	7,513
Compass, Inc., Class A(a)	941	6,879
Crown Castle, Inc.	95	7,724
CubeSmart	211	7,733
EastGroup Properties, Inc.	39	7,218
Equity LifeStyle Properties, Inc.	120	7,490
Equity Residential	131	7,749
Essential Properties Realty Trust, Inc.	242	7,347
Essex Property Trust, Inc.	25	6,050
Extra Space Storage, Inc.	53	6,950
Federal Realty Investment Trust	79	8,391
First Industrial Realty Trust, Inc.	130	7,520
Gaming and Leisure Properties, Inc.	170	7,543
Healthcare Realty Trust, Inc.	441	7,493
Healthpeak Properties, Inc.	445	7,311
Host Hotels & Resorts, Inc.	396	7,587
Invitation Homes, Inc.	309	7,679
Kimco Realty Corp.	335	7,527
Kite Realty Group Trust	237	5,818
Lamar Advertising Co., Class A	65	8,233
Mid-America Apartment Communities, Inc.	66	8,060
NNN REIT, Inc.	185	7,776
Public Storage	27	7,314
Rayonier, Inc.	379	7,815
Regency Centers Corp.	106	8,020
Rexford Industrial Realty, Inc.	220	7,201
Ryman Hospitality Properties, Inc.	77	7,105
STAG Industrial, Inc.	211	7,609
Terreno Realty Corp.	130	7,985
UDR, Inc.	223	7,533
VICI Properties, Inc.	286	7,813
		293,462
Renewable Energy - 0.42%
First Solar, Inc.(a)	80	15,781

Retail & Wholesale - Discretionary - 5.98%
AutoNation, Inc.(a)	76	14,840
Builders FirstSource, Inc.(a)	176	14,490
Burlington Stores, Inc.(a)	50	16,269
CarMax, Inc.(a)	329	13,680
Carvana Co.(a)	49	15,405
Chewy, Inc., Class A(a)	546	14,742
	Shares	Value
COMMON STOCKS - 97.80% (continued)
Retail & Wholesale - Discretionary - 5.98% (continued)
Dick's Sporting Goods, Inc.	78	$15,467
Dillard's, Inc., Class A	28	16,019
Floor & Decor Holdings, Inc., Class A(a)	242	12,294
Lowe's Cos., Inc.	77	18,193
QXO, Inc.(a)	705	13,691
Ross Stores, Inc.	77	16,680
Tractor Supply Co.	317	14,360
Ulta Beauty, Inc.(a)	28	14,636
Williams-Sonoma, Inc.	77	14,039
		224,805
Retail & Wholesale - Staples - 4.38%
Albertsons Cos., Inc., Class A	847	14,433
BJ's Wholesale Club Holdings, Inc.(a)	143	14,074
Casey's General Stores, Inc.	26	18,924
Dollar General Corp.	123	14,604
Five Below, Inc.(a)	65	14,851
Kroger Co.	197	14,255
Ollie's Bargain Outlet Holdings, Inc.(a)	152	13,990
Performance Food Group Co.(a)	179	15,333
Sprouts Farmers Market, Inc.(a)	189	14,578
Target Corp.	129	15,635
US Foods Holding Corp.(a)	155	14,292
		164,969
Software & Tech Services - 3.67%
Affirm Holdings, Inc., Class A(a)	169	7,744
Booz Allen Hamilton Holding Corp., Class A	187	14,592
CACI International, Inc., Class A(a)	28	15,228
Chime Financial, Inc., Class A(a)	423	7,923
Figure Technology Solutions, Inc., Class A(a)	232	7,876
Paychex, Inc.	163	15,016
Paycom Software, Inc.	124	15,071
Paylocity Holding Corp.(a)	136	14,693
ServiceTitan, Inc., Class A(a)	191	12,121
Tempus AI, Inc.(a)	305	13,792
Toast, Inc., Class A(a)	534	14,156
		138,212
Telecommunications - 1.25%
AT&T, Inc.	562	16,292
Lumen Technologies, Inc.(a)	2,102	14,609
Verizon Communications, Inc.	320	16,064
		46,965
Utilities - 12.73%
Alliant Energy Corp.	167	11,984
Ameren Corp.	103	11,322
American Electric Power Co., Inc.	102	13,370
American Water Works Co., Inc.	91	12,384
Atmos Energy Corp.	65	12,007
Black Hills Corp.	141	9,787

See Notes to Schedules of Investments.

9

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 97.80% (continued)
Utilities - 12.73% (continued)
CenterPoint Energy, Inc.	275	$11,869
CMS Energy Corp.	155	12,025
Consolidated Edison, Inc.	104	11,771
Constellation Energy Corp.	50	13,962
Dominion Energy, Inc.	193	11,931
DTE Energy Co.	77	11,259
Duke Energy Corp.	104	13,618
Edison International	167	12,221
Entergy Corp.	114	12,809
Essential Utilities, Inc.	300	12,081
Evergy, Inc.	141	11,551
Eversource Energy	169	11,708
Exelon Corp.	244	11,961
FirstEnergy Corp.	246	12,462
IDACORP, Inc.	90	12,867
National Fuel Gas Co.	153	14,376
New Jersey Resources Corp.	179	9,831
NiSource, Inc.	258	12,038
NRG Energy, Inc.	75	10,961
OGE Energy Corp.	243	11,654
ONE Gas, Inc.	117	10,077
PG&E Corp.	678	11,912
Pinnacle West Capital Corp.	116	11,687
Portland General Electric Co.	235	12,401
PPL Corp.	322	12,300
Public Service Enterprise Group, Inc.	142	11,495
Southern Co.	142	13,706
Southwest Gas Holdings, Inc.	140	12,166
Spire, Inc.	116	10,503
Talen Energy Corp.(a)	37	11,812
TXNM Energy, Inc.	196	11,458
Vistra Corp.	75	11,275
WEC Energy Group, Inc.	104	12,040
Xcel Energy, Inc.	154	12,234
		478,875
TOTAL COMMON STOCKS
(Cost $3,527,749)		3,679,194

	Shares	Value
LIMITED PARTNERSHIPS - 1.67%
Oil & Gas - 1.67%
Energy Transfer LP	855	16,502
Enterprise Products Partners LP	423	16,006
MPLX LP	282	16,094
Western Midstream Partners LP	348	14,327
		62,929
TOTAL LIMITED PARTNERSHIPS
(Cost $51,602)		62,929
	Shares	Value
MONEY MARKET FUNDS - 0.48%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(b)	18,012	$18,012

TOTAL MONEY MARKET FUNDS
(Cost $18,012)		18,012

TOTAL INVESTMENTS - 99.95%
(Cost $3,597,363)		$3,760,135

Other Assets in Excess of Liabilities - 0.05%		2,042

NET ASSETS - 100.00%		$3,762,177

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

LP – Limited Partnership

NA - National Association

See Notes to Schedules of Investments.

10

TrueShares Active Yield ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(a)	5,525,052	$5,525,052

TOTAL MONEY MARKET FUNDS
(Cost $5,525,052)		5,525,052

TOTAL INVESTMENTS
(Cost $5,525,052)		$5,525,052

Liabilities in Excess of Other Assets(b)		(5,525,052)

NET ASSETS		$-

(a)	Rate disclosed is a 7-Day Yield as of March 31, 2026.
(b)	The Board of Trustees of Elevation Series Trust determined to liquidate the Fund and the liquidation payment to shareholders occurred on April 1, 2026.

See Notes to Schedules of Investments.

11

TrueShares Eagle Global Renewable Energy Income ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.97%
Financial Services - 6.13%
HA Sustainable Infrastructure Capital, Inc.	6,333	$232,738

Industrial Services - 3.04%
Acciona SA	448	115,371

Utilities - 86.80%(a)
American Electric Power Co., Inc.	2,845	372,923
Black Hills Corp.	963	66,842
Boralex, Inc., Class A	4,592	120,948
Clearway Energy, Inc., Class A	6,332	248,025
Drax Group PLC	11,736	137,551
Duke Energy Corp.	564	73,850
EDP Renovaveis SA	7,647	121,003
EDP SA	13,268	69,395
Endesa SA	4,092	170,650
Enel SpA	25,502	276,343
Fortum Oyj	5,630	142,383
NextEra Energy, Inc.	2,866	266,194
Northland Power, Inc.	7,510	126,004
NRG Energy, Inc.	624	91,191
Orsted A/S(b)(c)(d)	7,197	173,658
Otter Tail Corp.	790	69,338
PG&E Corp.	8,272	145,339
RWE AG	4,983	332,215
SSE PLC	4,488	154,150
Verbund AG	1,790	135,829
		3,293,831
TOTAL COMMON STOCKS
(Cost $2,922,798)		3,641,940

	Shares	Value
LIMITED PARTNERSHIPS - 2.58%
Utilities - 2.58%
Brookfield Renewable Partners LP	3,007	98,149

TOTAL LIMITED PARTNERSHIPS
(Cost $84,987)		98,149
	Shares	Value
MONEY MARKET FUNDS - 0.30%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(e)	11,256	11,256

TOTAL MONEY MARKET FUNDS
(Cost $11,256)		11,256

TOTAL INVESTMENTS - 98.85%
(Cost $3,019,041)		$3,751,345

Other Assets in Excess of Liabilities - 1.15%		43,546

NET ASSETS - 100.00%		$3,794,891

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of March 31, 2026, these securities had an aggregate value of $173,658 or 4.58% of net assets.
(d)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2026, the aggregate market value of these securities was $173,658, representing 4.58% of net assets.
(e)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

LP – Limited Partnership

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Oyj - Julkinen Osakeyhtiö (Finnish: Public Limited Company)

See Notes to Schedules of Investments.

12

TrueShares Technology, AI & Deep Learning ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.13%
Health Care - 17.11%
Eli Lilly & Co.	1,425	$1,310,672
Guardant Health, Inc.(a)	6,596	609,273
Natera, Inc.(a)	6,450	1,289,936
Structure Therapeutics, Inc.(a)	34,377	1,656,971
		4,866,852
Media - 4.49%
Alphabet, Inc., Class C	4,452	1,277,101

Software & Tech Services - 49.80%(a)(b)
Cloudflare, Inc., Class A	19,275	3,977,204
Crowdstrike Holdings, Inc., Class A	6,737	2,630,192
Datadog, Inc., Class A	8,972	1,059,145
HeartFlow, Inc.	26,885	654,112
MongoDB, Inc.	6,172	1,510,720
Palo Alto Networks, Inc.	5,095	816,830
Samsara, Inc., Class A	44,724	1,417,304
Schrodinger, Inc.	45,706	519,220
Snowflake, Inc.	10,449	1,575,918
		14,160,645
Tech Hardware & Semiconductors - 27.73%(b)
Advanced Micro Devices, Inc.(a)	6,887	1,401,022
ARM Holdings PLC(a)	7,592	1,148,518
Broadcom, Inc.	2,248	695,778
Monolithic Power Systems, Inc.	611	668,037
NVIDIA Corp.	18,617	3,246,805
Vicor Corp.(a)	4,505	725,305
		7,885,465
TOTAL COMMON STOCKS
(Cost $23,191,973)		28,190,063

	Shares	Value
MONEY MARKET FUNDS - 0.91%
State Street Institutional US Government Money Market Fund, Administration Class, 3.35% (7-day yield)(c)	258,185	258,185

TOTAL MONEY MARKET FUNDS
(Cost $258,185)		258,185

TOTAL INVESTMENTS - 100.04%
(Cost $23,450,158)		$28,448,248

Liabilities in Excess of Other Assets - (0.04)%		(10,997)

NET ASSETS - 100.00%		$28,437,251
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

PLC - Public Limited Company

See Notes to Schedules of Investments.

13

TrueShares Sub-Advised ETFs

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These schedules of investments relate to six series of the Trust, Polen Dividend Income ETF (“DIVZ”), (formerly known as The Opal Dividend Income ETF), RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ”), RiverNorth Patriot ETF (“FLDZ”), TrueShares Active Yield ETF (“ERNZ”), TrueShares Eagle Global Renewable Energy Income ETF (“RNWZ”) and TrueShares Technology, AI & Deep Learning ETF (“LRNZ”), (each a “Fund” and collectively the “Funds”). Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund	Investment Objective
Polen Dividend Income ETF	Provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index.
RiverNorth Enhanced Pre-Merger SPAC ETF	Preserve capital and provide incremental total return.
RiverNorth Patriot ETF	Capital growth.
TrueShares Active Yield ETF	Deliver a meaningfully higher yield compared to the S&P 500 Index, with a secondary focus on capital preservation and the opportunity for long-term growth of capital.
TrueShares Eagle Global Renewal Energy Income ETF	Long-term growth of capital.
TrueShares Technology, AI & Deep Learning ETF	Total return.

The Funds commenced operations on the dates listed below, as series of Listed Funds Trust (the "Predecessor Funds"):

Fund	Diversified/ Non-Diversified	Commencement of Operations
Polen Dividend Income ETF	Diversified	January 27, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF	Diversified	July 11, 2022
RiverNorth Patriot ETF	Diversified	December 31, 2021
TrueShares Active Yield ETF	Non-diversified	April 30, 2024
TrueShares Eagle Global Renewal Energy Income ETF	Non-Diversified	December 8, 2022
TrueShares Technology, AI & Deep Learning ETF	Non-Diversified	February 28, 2020

On March 5, 2025, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by its respective Fund. In connection with this acquisition as of the close of business on June 13, 2025, shares of each Predecessor Funds were exchanged for an equivalent number of shares of the corresponding Funds. The Funds’ net assets, net asset value per share, shares outstanding, net unrealized appreciation/depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization and were as listed below. The Predecessor Funds had investment objectives that were, in all material respects, the same as those of the Funds as described above. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

Fund	Net Assets, as a result of the reorganization	Net asset value per share, as a result of the reorganization	Shares outstanding, as a result of the reorganization	Net unrealized appreciation/ depreciation, as a result of the reorganization
Polen Dividend Income ETF	$172,418,598	$34.76	4,960,000	$11,967,189
RiverNorth Enhanced Pre-Merger SPAC ETF	5,455,952	27.98	195,000	465,095
RiverNorth Patriot ETF	4,221,461	28.14	150,000	203,175
TrueShares Active Yield ETF	147,768,753	22.32	6,620,000	196,415
TrueShares Eagle Global Renewal Energy Income ETF	2,419,402	24.19	100,000	66,268
TrueShares Technology, AI & Deep Learning ETF	32,772,712	42.02	780,000	3,326,629

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on various exchanges. Shares of DIVZ, RNWZ and LRNZ are listed and traded on the NYSE Arca, Inc. Shares of SPCZ and FLDZ are listed and traded on the CBOE BZX Exchange, Inc. Shares of ERNZ are traded on the NASDAQ Stock Market, LLC. The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

14

TrueShares Sub-Advised ETFs

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Continued) (Unaudited)

On March 6, 2026, the Board of Trustees of Elevation Series Trust determined to liquidate ERNZ following a recommendation by the Fund’s investment adviser and sub-adviser, with a liquidation payment to shareholders to take place on April 1, 2026. After the close of business on March 24, 2026, the Fund no longer accepted creation orders. The last day of trading in the Fund on the NASDAQ Stock Market, LLC (the “Exchange”) was on March 24, 2026. Subsequent to March 6, 2026, ERNZ did not pursue its stated investment objective or engage in any business activities except for the purposes of winding up its business and affairs, preserving the value of assets, paying its liabilities, and distributing its remaining assets to shareholders.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, business development companies, rights and warrants, traded on any exchange other than the NASDAQ Stock Market LLC ("NASDAQ") are valued at the last sale price on that business day. If there has been no sale that business day, those securities are valued at the mean of the most recent bid and ask prices on that business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

15

TrueShares Sub-Advised ETFs

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of March 31, 2026:

Polen Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$214,950,341	$–	$–	$214,950,341
Limited Partnerships	13,213,703	–	–	13,213,703
Money Market Funds	3,411,680	–	–	3,411,680
Total	$231,575,724	$–	$–	$231,575,724

RiverNorth Enhanced Pre-Merger SPAC ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Special Purpose Acquisition Companies (SPACS)	$5,718,578	$–	$–	$5,718,578
Rights	65,576	–	–	65,576
Warrants	73,551	–	–	73,551
Money Market Funds	138,890	–	–	138,890
Total	$5,996,595	$–	$–	$5,996,595

RiverNorth Patriot ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,679,194	$–	$–	$3,679,194
Limited Partnerships	62,929	–	–	62,929
Money Market Funds	18,012	–	–	18,012
Total	$3,760,135	$–	$–	$3,760,135

TrueShares Active Yield ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Funds	$5,525,052	$–	$–	$5,525,052
Total	$5,525,052	$–	$–	$5,525,052

TrueShares Eagle Global Renewable Energy Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,641,940	$–	$–	$3,641,940
Limited Partnerships	98,149	–	–	98,149
Money Market Funds	11,256	–	–	11,256
Total	$3,751,345	$–	$–	$3,751,345

TrueShares Technology, AI & Deep Learning ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$28,190,063	$–	$–	$28,190,063
Money Market Funds	258,185	–	–	258,185
Total	$28,448,248	$–	$–	$28,448,248

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date.

Foreign Securities – The Funds may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

16

TrueShares Sub-Advised ETFs

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Continued) (Unaudited)

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Total Return Swaps: SPCZ ETF may enter into total return swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

The Fund did not hold any total return swap agreements as of March 31, 2026.

17